BALANCE SHEET COMPONENTS - Other Long-term Assets (Details) - USD ($) $ in Thousands		Jan. 03, 2021	Dec. 29, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equity investments without readily determinable fair value		$ 4,000	$ 7,860
Equity method investments		25,707	26,533
Prepaid Forward		66,718	0
Prepayment for capital expenditure		7,271	1,170
Deferred tax assets (Note 13)		9,620	8,927
Other		9,758	8,560
Other long-term assets(1)	[1]	$ 123,074	$ 53,050

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and Total S.A. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” and “Net parent investment” financial statement line items in our Consolidated and Combined Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).